REIMBURSEMENT RIGHTS AND OBLIGATIONS - Movement of the right of reimbursement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Additions	R$ 200,139	R$ 701,264
Amortizations1	(3,791,877)	(42,492)
CDE Reimbursement	(67,584)	(40,061)
Updates	215,485	827,345
ECL		R$ (637,953)
Amortization for use of inefficiency credits for the acquisition of new electricity generation concession contracts	R$ 2,906,499